Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2020:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.73% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$536,000
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through April 30, 2027, designated	768,250
Interest rate cap contract at 3.00% fixed rate with a termination date of December 31, 2021	30,000
Total notional amount as of December 31, 2020	$1,334,250

Notional Amount and Fair Value of Derivative Instruments	The following table summarizes the notional amount and fair value of derivative instruments, which are inclusive of counterparty risk, on the consolidated balance sheets as of December 31, 2020 and 2019:

	2020		2019
	Notional	Derivative Amount	Notional	Derivative Amount
Assets
Interest rate swaps - designated as hedges	$75,000	$47	$—	$—
Interest rate swaps - not designated as hedges	—	—	168,000	135
Total	$75,000	$47	$168,000	$135
Liabilities
Interest rate swaps - designated as hedges	$693,250	$9,665	$110,000	$117
Interest rate swaps - not designated as hedges	536,000	19,570	628,500	13,661
Total	$1,229,250	$29,235	$738,500	$13,778

Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income	The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of operations and comprehensive income during the years ended December 31, 2020, 2019 and 2018:

		2020	2019	2018
Derivative instruments	Financial Statement Caption
Non-designated derivative instruments	Realized (loss) gain on derivative instruments, net	$(12,295)	$1,939	$5,238
Non-designated derivative instruments	Unrealized loss on derivative instruments, net	$(6,044)	$(15,442)	$(5,790)
Designated derivative instruments	Other comprehensive loss	$(12,307)	$(110)	$—
Designated derivative instruments	Interest expense, net	$(2,806)	$7	$—